Discontinued operations - Schedule of Net Cash Flows from Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Discontinued Operations [Abstract]
Cash used in operating activities	$ 0	$ (593)
Cash used in discontinued operations	$ 0	$ (593)